Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000228389 | Internet
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000228389 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228389 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228389 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228389 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228389 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228389 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228389 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228389 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228389 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228389 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228389 | Metal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228389 | Mining
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228389 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228389 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228388 | Internet
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000228388 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228388 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228388 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228388 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228388 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228388 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228388 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228388 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228388 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228388 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228388 | Metal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228388 | Mining
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228388 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228388 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130829 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130829 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130829 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130829 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130829 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130829 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000130829 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130829 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130829 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130829 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130829 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130829 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130829 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130829 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130829 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130830 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130830 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130830 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130830 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130830 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130830 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000130830 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130830 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130830 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130830 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130830 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130830 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130830 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130830 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130830 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186039 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186039 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186039 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186039 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186039 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186039 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000186039 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000186039 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000186039 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186039 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186039 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186039 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186039 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186039 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186039 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186038 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186038 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186038 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186038 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186038 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186038 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000186038 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000186038 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000186038 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186038 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186038 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186038 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186038 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186038 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186038 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078427 | Internet
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078427 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078427 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078427 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078427 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078427 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078427 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078427 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078427 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078427 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078427 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078427 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078427 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078427 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078427 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078428 | Internet
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078428 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078428 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078428 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078428 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078428 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078428 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078428 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078428 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078428 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078428 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078428 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078428 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078428 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078428 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186033 | Internet
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000186033 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186033 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186033 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000186033 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186033 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000186033 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000186033 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000186033 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186033 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186033 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186033 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186033 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186033 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186033 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186032 | Internet
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000186032 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186032 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186032 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000186032 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186032 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000186032 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000186032 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000186032 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186032 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186032 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186032 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186032 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186032 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186032 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018471 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000018471 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018471 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018471 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018471 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018471 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018471 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000018471 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018471 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018471 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018471 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018471 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018471 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018471 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018471 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157005 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000157005 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157005 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157005 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157005 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157005 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157005 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000157005 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000157005 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157005 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157005 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157005 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000157005 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157005 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157005 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157006 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000157006 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157006 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157006 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157006 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157006 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157006 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000157006 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000157006 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157006 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157006 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157006 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000157006 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157006 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157006 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018472 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000018472 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018472 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018472 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018472 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018472 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018472 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000018472 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018472 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018472 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018472 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018472 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018472 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018472 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018472 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186027 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000186027 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186027 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186027 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186027 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186027 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186027 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000186027 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000186027 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186027 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186027 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000186027 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000186027 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186027 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186027 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186026 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000186026 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186026 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186026 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186026 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186026 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186026 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000186026 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000186026 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186026 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186026 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000186026 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000186026 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186026 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186026 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233007 | Internet
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000233007 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233007 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233007 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000233007 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000233007 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233007 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233007 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233007 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233007 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233007 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233007 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233007 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233007 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233007 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233008 | Internet
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000233008 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233008 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233008 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000233008 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000233008 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233008 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233008 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233008 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233008 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233008 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233008 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233008 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233008 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233008 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078432 | Internet
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000078432 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078432 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078432 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078432 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078432 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000078432 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078432 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078432 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078432 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078432 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078432 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078432 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078432 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078430 | Internet
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000078430 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078430 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078430 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078430 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078430 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000078430 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078430 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078430 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078430 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078430 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078430 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078430 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078430 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186034 | Internet
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000186034 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186034 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186034 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186034 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000186034 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000186034 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186034 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000186034 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186034 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186034 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186034 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186034 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186034 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186034 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186035 | Internet
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000186035 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186035 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186035 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186035 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000186035 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000186035 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186035 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000186035 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186035 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186035 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186035 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186035 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186035 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186035 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034445 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000034445 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034445 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034445 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034445 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034445 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034445 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000034445 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034445 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034445 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034445 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034445 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034445 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034445 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034445 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034446 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000034446 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034446 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034446 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034446 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034446 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034446 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000034446 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034446 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034446 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034446 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034446 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034446 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034446 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034446 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078438 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000078438 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078438 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078438 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078438 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078438 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078438 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000078438 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078438 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078438 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078438 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078438 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078438 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078438 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078438 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116266 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000116266 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116266 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000116266 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116266 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000116266 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116266 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000116266 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000116266 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116266 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116266 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116266 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116266 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116266 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116266 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186029 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000186029 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186029 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000186029 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186029 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186029 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186029 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000186029 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000186029 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186029 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186029 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186029 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186029 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186029 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186029 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186028 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000186028 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186028 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000186028 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186028 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186028 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186028 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000186028 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000186028 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186028 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186028 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186028 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186028 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186028 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186028 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193787 | Internet
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000193787 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000193787 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193787 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193787 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193787 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193787 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193787 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193787 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193787 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193787 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193787 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193787 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193787 | Energy - Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193786 | Internet
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000193786 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000193786 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193786 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193786 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193786 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193786 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193786 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193786 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193786 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193786 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193786 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193786 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193786 | Energy - Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034448 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000034448 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034448 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034448 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000034448 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034448 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034448 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034448 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034448 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034448 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034448 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034448 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034448 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034448 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034448 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034449 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000034449 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034449 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034449 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000034449 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034449 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034449 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034449 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034449 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034449 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034449 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034449 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034449 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034449 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034449 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078439 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000078439 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078439 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078439 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078439 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078439 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078439 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078439 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078439 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078439 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078439 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078439 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078439 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078439 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116267 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000116267 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000116267 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116267 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000116267 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116267 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000116267 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000116267 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000116267 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000116267 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116267 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116267 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000116267 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116267 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000116267 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186031 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000186031 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000186031 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186031 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000186031 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186031 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000186031 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186031 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186031 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186031 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186031 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186031 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186031 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186031 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186031 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186030 | Internet
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000186030 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000186030 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186030 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000186030 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186030 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000186030 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186030 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186030 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186030 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186030 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186030 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186030 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186030 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186030 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206904 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206904 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000206904 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206904 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206904 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206904 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206904 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206904 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206904 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206904 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000206904 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000206904 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206904 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206904 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206904 | Toys/Games/Hobbies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206905 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206905 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000206905 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206905 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206905 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206905 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206905 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206905 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206905 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206905 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000206905 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000206905 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206905 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206905 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206905 | Toys/Games/Hobbies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144091 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000144091 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000144091 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144091 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144091 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144091 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144091 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144091 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144091 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144091 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144091 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144091 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144091 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144091 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144091 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186041 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000186041 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000186041 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186041 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000186041 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186041 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186041 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186041 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186041 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186041 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186041 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186041 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186041 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186041 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186041 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186040 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000186040 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000186040 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186040 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000186040 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186040 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186040 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186040 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186040 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186040 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186040 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186040 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186040 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186040 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186040 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186037 | Internet
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000186037 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186037 | Software
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000186037 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186037 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186037 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186037 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186037 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000186037 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186037 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186037 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186037 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186037 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186037 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186037 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000186036 | Internet
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000186036 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186036 | Software
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000186036 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186036 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186036 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186036 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186036 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000186036 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186036 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186036 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186036 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186036 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186036 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186036 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000118798 | Internet
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000118798 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000118798 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118798 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000118798 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000118798 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000118798 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118798 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118798 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000118798 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000118798 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000118798 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000118798 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118798 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000118798 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000118799 | Internet
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000118799 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000118799 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118799 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000118799 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000118799 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000118799 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118799 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118799 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000118799 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000118799 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000118799 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000118799 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000118799 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000118799 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.90%